Income and Other Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2009
Income Taxes [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ 1	$ 16
Measurement of tax benefit, minimum likelihood of the largest amount being realized upon ultimate resolution	50.00%
ITALY
Income Taxes [Line Items]
Effective tax rate	6.00%
PORTUGAL
Income Taxes [Line Items]
Effective tax rate	3.00%
Effective tax rate in 2020	5.00%
AIDA And Costa Newbuild
Income Taxes [Line Items]
Income tax benefit recognized by AIDA and Costa from an Italian investment incentive related to certain of their newbuild expenditures		$ 30